Significant Accounting Policies (Details) - USD ($)		9 Months Ended
	Feb. 01, 2021	Sep. 30, 2022	Dec. 31, 2021
Disclosure Of Significant Accounting Policies Text Block Abstract
Loss per share totalled		$ 1,126,570	$ 428,527
Intangible assets useful life		3 years
Incurred amount		$ 45,898	$ 174,813
Warrant derivative loss	$ 9,743,659